OTHER ASSETS, NET (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS, NET
Tax advance	$ 1,643,171	$ 1,205,870
Marketable and non-marketable for sale assets	850,688	856,527
Other receivables	777,830	891,811
Assets pledged as collateral	472,443	295,260
Prepaid expenses	454,595	376,608
Receivables related to abandoned accounts	386,451	276,087
Receivable Sales of goods and service	198,453	93,417
Accounts receivable from contracts with customers	182,672	177,991	$ 203,198
Taxes receivable	141,624	49,069
Operating leases	109,122	80,056
Balance in credit card clearing house	90,627	163,813
Commission for letters of credit	74,320	24,702
Debtors	19,483	15,723
Others	350,970	213,828
Total other assets	5,752,449	4,720,762
Allowance others	(791)	(1,560)
Total other assets, net	$ 5,751,658	$ 4,719,202